Digital assets and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Digital assets and risk management [Abstract]
Disclosure of Offsetting of Financial Liabilities
As at December 31, 2021, the contractual maturities of financial and other liabilities, including estimated interest payments are as follows:

	Contractual cash flows	Within 1 year	1 to 2 years	2 to 5 years	5+ years
Accounts payable and accrued liabilities excluding salaries payable	$9,398,781	$9,398,781	$-	$-	$—
Loans payable and interest	48,356,594	20,432,715	14,505,103	13,418,776	—
Lease commitments	$1,016,199	$244,506	$192,596	$52,731	526,366

Schedule of Foreign Currencies With Significant Exposure
The table below indicates the foreign currencies to which the Company has significant exposure as of December 31, 2021 in Canadian dollar terms:

As at	December 31, 2021	December 31, 2020
Cash	$107,601,184	$368,769
Accounts receivable	446,094	-
Deposits (non-current)	94,996,281	-
Accounts payable	(1,371,103)	(30,275)
Loans payable	(40,051,428)	(25,464,000)